Reorganization (Narrative) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Reorganization [Line Items]
Assumed Non-Residential Real Property Leases	526
Ground Leases Rejected	10
Ground Leases Which Must Be Assumed or Rejected by an Extended Date	37
Aircraft And_Or Engine Leases Rejected	40
Reached agreement to modify leases	155
Bankruptcy Claims, Number Claims Filed	13,366
Bankruptcy Claims, Amount of Claims Filed	$ 290,000,000,000
Bankruptcy Claims, Amount of Claims Expunged by Bankruptcy Court	100,200,000,000
Bankruptcy Claims, Amount of Claims under Review by Management	14,800,000,000
Unsecured Claims Threshold	190,000,000
Embraer One Four Five [Member]
Reorganization [Line Items]
Mortgage Debt to be Resturctured Aircraft	68
Aircraft for which debt wil not be reduced	50
MD-80 Aircraft [Member]
Reorganization [Line Items]
Aircraft And_Or Engine Leases Rejected	21
Reached agreement to modify leases	83
Fokker 100 Aircraft [Member]
Reorganization [Line Items]
Aircraft And_Or Engine Leases Rejected	4
Boeing Seven Five Seven To Two Zero Zero Aircraft [Member]
Reorganization [Line Items]
Aircraft And_Or Engine Leases Rejected	7
Reached agreement to modify leases	36
Airbus Three Zero Zero To Six Zero Zero R Aircraft [Member]
Reorganization [Line Items]
Relinquished Aircraft Subject to Mortgage	1
Boeing 737-800, 757-200, 767-300ER And 777-200ER Models, Bombardier CRJ-700, And McDonnell Douglas MD-80 Aircraft [Member]
Reorganization [Line Items]
Aircraft leases retained	340
Spare Engines [Member]
Reorganization [Line Items]
Aircraft And_Or Engine Leases Rejected	8
Aircraft leases retained	87
Boeing Seven Three Seven Eight Zero Zero [Member]
Reorganization [Line Items]
Reached agreement to modify leases	9
Boeing767200er Aircraft [Member]
Reorganization [Line Items]
Reached agreement to modify leases	11
Boeing767300er Aircraft [Member]
Reorganization [Line Items]
Reached agreement to modify leases	13
Boeing 777-200 ER Aircraft [Member]
Reorganization [Line Items]
Reached agreement to modify leases	3
Super Atr Aircraft [Member]
Reorganization [Line Items]
Reached agreement to modify leases	39
Aircraft returned to lessor	30
Airplanes To Be Returned to Lessor	9
Embraer RJ [Member]
Reorganization [Line Items]
Reached Agreement with Aircraft Lender	216
Bankruptcy Claims, Amount of Claims Filed	(592,000,000)
Embraer Rj One Three Five [Member]
Reorganization [Line Items]
Aircraft to be Transferred to Lender and Leased Back	21
Airplanes Surrendered to Lender	18
Embraer One Four Zero [Member]
Reorganization [Line Items]
Mortgage Debt to be Resturctured Aircraft	59
Claims Filed After Bar Date [Member]
Reorganization [Line Items]
Bankruptcy Claims, Number Claims Filed	350
Bankruptcy Claims, Amount of Claims Filed	$ 59,000,000